UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2013 (Unaudited)

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 96.2%
Consumer Discretionary - 17.0%
Belle International Holdings	106,000	$177,111
Brilliance China Automotive Holdings *	68,000	80,308
Chow Tai Fook Jewellery	86,200	118,034
Geely Automobile Holdings	180,000	87,797
Golden Eagle Retail Group	49,000	88,555
Great Wall Motor, Class H	34,000	115,714
Hengdeli Holdings	316,000	88,663
Sa Sa International Holdings	100,000	96,983
Samsonite International	41,000	102,890
Shangri-La Asia	36,000	70,688
		1,026,743
Consumer Staples - 19.1%
Biostime International Holdings	28,500	148,852
China Mengniu Dairy	11,000	31,566
China Resources Enterprise	22,000	65,371
Hengan International Group	19,000	186,398
Sun Art Retail Group	63,500	88,459
Tingyi Holding	86,000	224,771
Tsingtao Brewery, Class H	30,000	191,421
Want Want China Holdings	102,000	157,127
Yashili International Holdings	176,000	59,780
		1,153,745
Energy - 7.8%
Anton Oilfield Services Group	54,000	37,643
China Oilfield Services, Class H	26,000	54,646
China Petroleum & Chemical, Class H	122,000	143,070
CNOOC	63,000	121,143
Kunlun Energy	54,000	115,048
		471,550
Financials - 15.2%
Bank Of China, Class H	164,000	76,303
China Life Insurance, Class H	57,000	148,713
Hong Kong Exchanges & Clearing	2,400	41,011
Industrial & Commercial Bank of China, Class H	307,000	215,912
PICC Property & Casualty, Class H	104,000	134,061
Ping An Insurance Group, Class H	39,000	303,367
		919,367
Health Care - 4.4%
Shandong Weigao Group Medical Polymer, Class H	102,000	92,420
Sinopharm Group, Class H	24,400	78,845
Tong Ren Tang Technologies, Class H	28,000	95,304
		266,569
Industrials - 11.8%
51job - ADR *	600	35,646
Air China, Class H	180,000	160,362
AviChina Industry & Technology, Class H	124,000	61,099
Beijing Capital International Airport - Class H	116,000	84,686
China Everbright International	71,000	51,146
CSR, Class H	245,000	174,612
Orient Overseas International	4,500	30,479
Zhuzhou CSR Times Electric, Class H	40,000	113,928
		711,958
Information Technology - 17.2%
AAC Technologies	9,000	43,394
Baidu - ADR *	1,765	154,791
GCL-Poly Energy Holdings	279,000	57,158
Lenovo Group	182,000	181,527
NetDragon Websoft	55,000	63,021
NetEase - ADR	1,146	62,766
Spreadtrum Communications - ADR	4,329	88,788
Tencent Holdings	8,800	281,465
ZTE, Class H	63,000	109,296
		1,042,206
Materials - 0.9%
Jiangxi Copper, Class H	24,000	53,223

Telecommunication Services - 1.6%
China Mobile	9,500	100,761
Utilities - 1.2%
China Resources Gas Group	26,000	72,375

Total Common Stocks
(Cost $5,454,128)		5,818,497

SHORT-TERM INVESTMENT - 2.9%
Invesco Treasury Portfolio, 0.11% ^
(Cost $178,365)	178,365	178,365

Total Investments - 99.1%
(Cost $5,632,493)		5,996,862
Other Assets and Liabilities, Net - 0.9%		52,418
Total Net Assets - 100.0%		$6,049,280

*	Non-income producing security.
^	Variable Rate Security - The rate shown is the current yield as of March 31, 2013.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$341,991	$5,476,506	–	$5,818,497
Short-Term Investment	178,365	–	–	178,365
Total Investments	$520,356	$5,476,506	–	$5,996,862

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2013, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows:

AC ONE
China Fund

Cost of investments	$5,632,493

Gross unrealized appreciation	554,756
Gross unrealized depreciation	(190,387)
Net unrealized appreciation	$364,369

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  May 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  May 16, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  May 16, 2013